Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

October 31, 2017

Dates Covered
Collections Period	10/01/17 - 10/31/17
Interest Accrual Period	10/16/17 - 11/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/17	463,958,547.32	25,423
Yield Supplement Overcollateralization Amount 09/30/17	16,679,053.43	0
Receivables Balance 09/30/17	480,637,600.75	25,423
Principal Payments	18,288,651.69	472
Defaulted Receivables	1,469,229.54	70
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/17	15,737,841.81	0
Pool Balance at 10/31/17	445,141,877.71	24,881

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.18%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	7,778,207.23	377
Past Due 61-90 days	2,175,337.27	109
Past Due 91-120 days	409,907.84	28
Past Due 121+ days	0.00	0
Total	10,363,452.34	514

Total 31+ Delinquent as % Ending Pool Balance	2.33%
Total 61+ Delinquent as % Ending Pool Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	876,045.81
Aggregate Net Losses/(Gains) - October 2017	593,183.73
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.48%
Prior Net Losses Ratio	1.85%
Second Prior Net Losses Ratio	1.53%
Third Prior Net Losses Ratio	1.61%
Four Month Average	1.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.53%

Overcollateralization Target Amount	20,031,384.50
Actual Overcollateralization	20,031,384.50
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	5.77%
Weighted Average Remaining Term	48.13

Flow of Funds	$ Amount

Collections	20,645,767.81
Investment Earnings on Cash Accounts	15,824.10
Servicing Fee	(400,531.33)
Transfer to Collection Account	0.00
Available Funds	20,261,060.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	605,075.45
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,969,919.48
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,686,065.65
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	20,261,060.58

Servicing Fee	400,531.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 10/16/17	443,080,412.69
Principal Paid	17,969,919.48
Note Balance @ 11/15/17	425,110,493.21

Class A-1
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2
Note Balance @ 10/16/17	88,250,412.69
Principal Paid	17,969,919.48
Note Balance @ 11/15/17	70,280,493.21
Note Factor @ 11/15/17	19.9660492%

Class A-3
Note Balance @ 10/16/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	262,000,000.00
Note Factor @ 11/15/17	100.0000000%

Class A-4
Note Balance @ 10/16/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	74,800,000.00
Note Factor @ 11/15/17	100.0000000%

Class B
Note Balance @ 10/16/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	18,030,000.00
Note Factor @ 11/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	605,075.45
Total Principal Paid	17,969,919.48
Total Paid	18,574,994.93

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	97,075.45
Principal Paid	17,969,919.48
Total Paid to A-2 Holders	18,066,994.93

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7045346
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.9237212
Total Distribution Amount	21.6282558

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2757825
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	51.0509076
Total A-2 Distribution Amount	51.3266901

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/16/17	3,545,274.04
Investment Earnings	2,308.72
Investment Earnings Paid	(2,308.72)
Deposit/(Withdrawal)	1,686,065.65
Balance as of 11/15/17	5,231,339.69
Change	1,686,065.65

Total Reserve Amount	5,231,339.69